UNAUDITED QUARTERLY CONSOLIDATED FINANCIAL DATA	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
UNAUDITED QUARTERLY CONSOLIDATED FINANCIAL DATA

19. UNAUDITED QUARTERLY CONSOLIDATED FINANCIAL DATA

We operate our business on a manufacturing calendar, with our fiscal year always ending on December 31. Each quarter is 13 weeks, consisting of two four-week periods and one five-week period. Our first and fourth quarters may have more or fewer shipping days from year to year based on the days of the week on which holidays and December 31 fall.

The following table presents our unaudited quarterly consolidated financial data (in thousands):

	Three months ended
	March 28, 2015	June 27, 2015	September 26, 2015	December 31, 2015
Net sales	$247,511	$279,902	$278,263	$307,951
Operating income	9,750	25,014	22,480	20,571
Net loss from continuing operations	(39,217)	(92,685)	(25,162)	(25,443)
Net loss attributable to DJOFL	(35,526)	(77,977)	(177,838)	(49,586)

	Three months ended
	March 29, 2014	June 28, 2014	September 27, 2014	December 31, 2014
Net sales	$248,651	$278,289	$270,407	$290,182
Operating income (loss)	4,286	15,426	16,979	27,745
Net loss from continuing operations	(38,415)	(26,342)	(28,516)	(18,031)
Net loss attributable to DJOFL	(36,522)	(25,434)	(21,206)	(7,372)